Fair Value measurements (Tables)	12 Months Ended
Jun. 30, 2023
Fair value measurements
Summary of assets and liabilities that were measured at fair value on a recurring basis

	Fair Value Measured as of June 30, 2023
	Level 1	Level 2	Level 3	Total
	$’000	$’000	$’000	$’000
Common stock public warrant liabilities	3,690	—	—	3,690
Common stock private warrant liabilities	—	98	—	98
Other warrant liabilities	—	7,839	—	7,839
Embedded derivatives (Note 15)	—	8,399	—	8,399
Total financial liability	3,690	16,336	—	20,026

Summary of changes in the fair value of the Group's warrant liability

	Public warrants		Private warrants		Other warrants		Total
	Number of		Number of		Number of		Number of
	warrants	Amounts	warrants	Amounts	warrants	Amounts	warrants	Amounts
		$’000		$’000		$’000		$’000
Balance as at June 30, 2022	9,037,130	12,019	241,147	321	—	—	9,278,277	12,340
Warrants issued	—	—	—	—	2,166,229	21,879	2,166,229	21,879
Warrants exercised and equity issued	(10,146)	(18)	—	—	(992,856)	(4,748)	(1,003,002)	(4,766)
Change in fair value	—	(8,311)	—	(223)	—	(9,292)	—	(17,826)
Balance as at June 30, 2023	9,026,984	3,690	241,147	98	1,173,373	7,839	10,441,504	11,627

Other warrant liabilities
Fair value measurements
Summary of fair value into the binomial tree valuation monte carlo simulation model for other warrants and embedded derivatives

	Tranche 1	Tranche 2	Tranche 3
Valuation date	June 30, 2023	June 30, 2023	June 30, 2023
Vesting date	September 2, 2022	June 2, 2023	March 2, 2024
Expiry date	September 2, 2025	September 2, 2025	September 2, 2025
Share price at the valuation date	$1.09	$1.09	$1.09
Exercise price	$0.0001	$0.0001	$0.0001
Volatility	90%	90%	90%
Risk free interest rate	5.03%	5.03%	5.03%
Dividend yield	0%	0%	0%

Embedded derivatives
Fair value measurements
Summary of fair value into the binomial tree valuation monte carlo simulation model for other warrants and embedded derivatives

	Tranche 1		Tranche 2		Tranche 3
Valuation date	June 30, 2023		June 30, 2023		June 30, 2023
Share price	$1.09		$1.09		$1.09
Exercise price	$1.25		$2.50		$5.00
Expected option terms	5	years	5	years	5	years
Expected volatility	90%		90%		90%
Risk-free rate of return	4.16%		4.16%		4.16%
Expected annual dividend yield	0%		0%		0%